Redeemable Common Stock (Tables)	6 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Estimated Share Redemption Payouts	Estimated Share Redemption Payouts

Fiscal Year Ending September 30,	Amounts (in thousands)
Remainder of 2014	$1,164
2015	1,731
2016	1,388
2017	960
2018	192

Total estimated pay outs	$5,435